SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiary Control
Detailed data reflecting subsidiary control as of December 31, 2025 and 2024 is as follows:

		% of shareholding and voting
Company	Incorporation country	Direct	Indirect	Closing date	Main activity

Telcosur	Argentina	99.98%	-	December 31	Telecommunication services
Detailed data reflecting subsidiary control as of December 31, 2023 is as follows:
		% of shareholding and voting
Company	Incorporation country	Direct	Indirect	Closing date	Main activity

Telcosur	Argentina	99.98%	-	December 31	Telecommunication services
CTG	Argentina	100%	-	December 31	Electricity related services

Associates
In the table below, associate is disclosed, together with the percentage of shareholding and voting as of December 31, 2025 and 2024:

		% of
Company	Incorporation country	shareholding and voting	Closing date	Main activity

Link	Argentina	49%	December 31	Pipeline exploitation and construction

Accumulated Taxable on Net Profit
Accumulated taxable net profit
More than $	to $	Will pay $	More than %	On the surplus of $
$0	$101,679,575	$0	25%	$0
$101,679,575	$1,016,795,753	$25,419,894	30%	$101,679,575
$1,016,795,753	On forward	$299,954,747	35%	$1,016,795,753

Earnings Per Share
Earnings per share as of December 31, 2025, 2024 and 2023 were calculated as follows:
	2025	2024	2023
Net income attributable to owners of the Company	420,859,657	486,945,767	67,369,367
Weighted average number of outstanding shares (1)	752,761,058	752,761,058	752,761,058
Basic and diluited earnings per share	559.09	646.88	89.50
(1)	As of December 31, 2024 and 2023, the weighted average number of shares excludes treasury shares.